Fees and Expenses	Oct. 27, 2025 USD ($)
HCM Sector Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Sector Plus Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 43 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A and Class A1 shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class A1	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	0.40%	None	1.00%
Other Expenses	0.11%	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses(1)	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.97%	2.12%	1.72%	2.72%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$763	$1,158	$1,576	$2,739
A1	$778	$1,201	$1,649	$2,886
I	$175	$542	$933	$2,030
Investor	$275	$844	$1,440	$3,051

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Portfolio Turnover, Rate	226.00%
HCM Tactical Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Tactical Plus Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 43 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses(1)	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.98%	1.73%	2.73%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$764	$1,161	$1,581	$2,749
I	$176	$545	$939	$2,041
Investor	$276	$847	$1,445	$3,061

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 264% of the average value of its portfolio.

Portfolio Turnover, Rate	264.00%
HCM Multi-Asset Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Multi-Asset Plus Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 43 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.64%	1.39%	2.39%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$732	$1,063	$1,415	$2,407
I	$142	$440	$761	$1,669
Investor	$242	$745	$1,275	$2,726

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	187.00%
HCM Dynamic Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the HCM Dynamic Income Fund (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 43 of the Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to this Prospectus based on information provided by the financial intermediary.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%
Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses(1)	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	2.22%	1.97%	2.97%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
A	$787	$1,229	$1,696	$2,982
I	$200	$618	$1,062	$2,296
Investor	$300	$918	$1,562	$3,290

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2025, the Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Portfolio Turnover, Rate	201.00%